Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets Available for Benefits from Financial Statements to Form 5500 (Details) - EBP 006 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits from the financial statements	$ 5,369,432	$ 4,805,429
Participant loans reduced by current year deemed distributions	(1,510)	(1,702)
Participant loans reduced by deemed distributions in prior years and currently outstanding	(13,725)	(17,871)
Net assets available for benefits from the Form 5500	$ 5,354,197	$ 4,785,856